Investment in Securities (Summary of Roll-forwards of Allowance for Credit Losses) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	¥ 468	¥ 172	¥ 144	¥ 153
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	153		445
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net				(5)
Increase (Decrease) from the effects of changes in foreign exchange rates	(27)	(13)	5	11
Ending	594	159	594	159
Foreign municipal bond securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	246	156	144	132
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	0		80
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net				0
Increase (Decrease) from the effects of changes in foreign exchange rates	(13)	(13)	9	11
Ending	233	143	233	143
Japanese other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning		16		21
Additional increases (decreases) to the allowance for credit losses on AFS debt securities that had an allowance recorded in a previous period, net				(5)
Increase (Decrease) from the effects of changes in foreign exchange rates		0		0
Ending		¥ 16		¥ 16
Foreign other asset- backed securities and debt securities
Accounts And Financing Receivable For Credit Losses [Line Items]
Beginning	222		0
Additions to the allowance for credit losses on available-for-sale debt securities for which credit losses were not previously recorded	153		365
Increase (Decrease) from the effects of changes in foreign exchange rates	(14)		(4)
Ending	¥ 361		¥ 361